Derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative liabilities.
Schedule of changes in fair values of the derivative liability

	December 31,	December 31,
	2021	2020
Balance, beginning	$17,899,855	$5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)	—
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081	—
Warrants exercised	(13,327,450)	(20,491,542)
Changes in fair value of derivative liabilities	(18,920,428)	32,935,132
Balance, ending	$191,203	$17,899,855

Schedule of changes in DSU

The changes in DSUs during the year ended December 31, 2021 are as follows:

	Number of
	DSU	Amount
Balance, December 31, 2020	—	$—
Reclassification to liability	44,623	152,165
DSUs exercised	(11,510)	(39,250)
Issuance	51,468	—
Stock-based compensation expense	—	53,579
Changes in fair value of derivative liabilities	—	(113,132)
Balance, December 31, 2021	84,581	$53,362